CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
CASH AND CASH EQUIVALENTS	$ 296,196,991	$ 425,189,092
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	32,592,746	20,680,550
Debt securities	25,519,962	2,721,113
Derivatives	2,268,201	5,486,313
Equity instruments	4,804,583	12,473,124
FINANCIAL ASSETS AT AMORTIZED COST	865,699,467	1,099,944,204
Loans and advances to government sector	1,399	1,441
Loans and advances to Central Bank	9,034	0
Loans and advances to financial institutions	4,231,777	8,201,090
Loans and advances to customers	712,854,292	730,053,782
Reverse repurchase agreements	52,473,208	267,612,482
Debt securities	37,817,766	38,681,287
Other financial assets	58,311,991	55,394,122
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	617,336,114	325,451,665
Debt securities	617,275,646	325,381,377
Equity instruments	60,468	70,288
INVESTMENT IN JOINT VENTURES AND ASSOCIATES	3,467,425	3,968,167
TANGIBLE ASSETS	115,841,914	104,645,398
Property and equipment	96,104,394	99,191,276
Investment properties	19,737,520	5,454,122
INTANGIBLE ASSETS	9,617,561	7,159,804
INCOME TAX ASSETS	1,558,871	7,291,464
Current	38,707	4,409,826
Deferred	1,520,164	2,881,638
OTHER ASSETS	9,404,440	13,360,150
NON-CURRENT ASSETS HELD FOR SALE	225,079	588,486
TOTAL ASSETS	1,951,940,608	2,008,278,980
LIABILITIES
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	334,340	612,069
Derivatives	334,340	612,069
FINANCIAL LIABILITIES AT AMORTIZED COST	1,452,316,974	1,523,651,349
Bank loans	19,873,142	22,903,783
Deposits from government sector	9,680,134	25,857,759
Deposits from financial institutions	340,009	423,287
Deposits from customers	1,303,800,085	1,353,508,964
Other financial liabilities	118,432,421	119,977,796
Debt Securities Issued	191,183	979,760
PROVISIONS	8,669,445	10,933,970
INCOME TAX LIABILITIES	11,525,966	17,429,573
Current	7,248,079	690,092
Deferred	4,277,887	16,739,481
OTHER LIABILITIES	117,692,475	138,112,236
TOTAL LIABILITIES	1,590,539,200	1,690,739,197
EQUITY
Share capital	612,710	612,710
Share premium	77,582,620	77,582,620
Inflation adjustment to share capital	55,995,859	55,995,859
Reserves	271,589,374	233,272,270
Accumulated loss	(46,005,088)	(66,529,276)
Accumulated other comprehensive income	(3,777,330)	10,331,517
Equity attributable to owners of the Bank	355,998,145	311,265,700
Non-controlling interests	5,403,263	6,274,083
TOTAL EQUITY	361,401,408	317,539,783
TOTAL LIABILITIES AND EQUITY	$ 1,951,940,608	$ 2,008,278,980